10-K Subsequent Events (Details) - USD ($)	2 Months Ended	3 Months Ended				12 Months Ended
	Mar. 06, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Shares issued for common stock (in shares)	937,500
Shares issued for common stock	$ 5,625	$ 14,360,522	$ 26,340	$ 12,134	$ 2,347	$ 92,309	$ 575,633